Stock Option and Incentive Plan - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Maximum number of shares authorized to be granted	62,300
Stock option awards, vesting period	4 years
Stock option awards, term	10 years
Total intrinsic value of options exercised	$ 44,604	$ 22,929	$ 19,394
Value of restricted shares vested	20,891	15,594	12,376
Aggregate intrinsic value of stock options outstanding	76,647
Aggregate intrinsic value of stock options exercisable	36,404
Total income tax benefit recognized for stock-based compensation	4,150	6,254	2,350
Unrecognized compensation expense related to unvested stock options and unvested restricted stock awards	$ 35,746
Unrecognized compensation expense weighted average period of recognition	1 year